FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,479,038	$ 1,722,893
Weighted Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	1.45%	1.43%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 9,400	$ 4,000
Net investments exposed to volatility in exchange rate, amount	681,700
Reasonably possible change in risk variable, impact on equity	$ (6,700)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Argentina, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (3,200)	(1,000)
Mexico, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 12,500	5,900
Colombia, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 500	200
Brazil, Brazil Real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	(1.00%)
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (500)	(1,100)
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	1,304,073	1,592,944
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	17,300	20,300
Borrowings	$ 1,304,000	$ 1,593,000
Borrowings, percentage of total borrowings	88.20%	92.50%
Floating Rate | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 8
Floating Rate | Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	16,310	6,256
Floating Rate | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 35,220	$ 29,197